Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Acquisition of investment in films and television programs	$ 1,568.4	$ 1,750.1	$ 1,181.9
Motion Picture [Member]
Acquisition of investment in films and television programs	484.5	463.1	325.8
Television Production [Member]
Acquisition of investment in films and television programs	$ 1,083.9	$ 1,287.0	$ 856.1